UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100 Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(913) 660-0778

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2020

Date of reporting period: 12/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the Cognios Large Cap Value Fund, Cognios Large Cap Growth Fund and Cognios Market Neutral Large Cap Fund, each a series of the M3Sixty Funds Trust, for the period ended December 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COGNIOS LARGE CAP VALUE FUND

Investor Class COGLX

Institutional Class COGVX

COGNIOS LARGE CAP GROWTH FUND

Investor Class COGGX

Institutional Class COGEX

COGNIOS MARKET NEUTRAL LARGE CAP FUND

Investor Class COGMX

Institutional Class COGIX

SEMI-ANNUAL

December 31, 2019

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Cognios Funds’ shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from a Cognios Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform a Cognios Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request. Your election to receive reports in paper will apply to all funds held with the Cognos Fund complex/your financial intermediary.

Table of Contents

1-888-553-4233 | www.cogniosfunds.com

Semi-Annual Report | December 31, 20191

Cognios Large Cap Value Fund

Portfolio UpdateDecember 31, 2019 (Unaudited)

Performance ( as of December 31, 2019)

	One Year	Since Inception(a)
Cognios Large Cap Value Fund Investor Class shares	31.58%	13.47%
Cognios Large Cap Value Fund Institutional Class shares	31.25%	13.59%
S&P 500® Total Return Index(b)	31.49%	15.49%
Russell 1000® Value Total Return Index(c)	26.54%	11.24%

(a)The Cognios Large Cap Value Fund (the “Value Fund”) commenced operations on October 3, 2016.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Value Total Return Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index and the Russell 1000® Value Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Value Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 28, 2019 for the Fund were as follows:

Cognios Large Cap Value Fund Investor Class Shares, gross of fee waivers or expense reimbursements	2.96%
Cognios Large Cap Value Fund Investor Class Shares, after fee waivers or expense reimbursements	2.07%
Cognios Large Cap Value Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	2.71%
Cognios Large Cap Value Fund Institutional Class Shares, after fee waivers or expense reimbursements	1.82%

2www.cogniosfunds.com

Cognios Large Cap Value Fund

Portfolio Update (continued)December 31, 2019 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Value Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Value Fund, if necessary, in an amount that limits the Value Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Value Fund’s business) to not more than 0.85% through at least October 31, 2021. Subject to approval by the Value Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Value Fund within the three fiscal years following the year in which such waiver occurred, if the Value Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six months ended December 31, 2019 were 2.88% and 2.63% for the Value Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six months ended December 31, 2019.

The Value Fund’s principal investment objective is long-term growth of capital.  The Value Fund seeks to achieve its investment objective by purchasing equity securities of U.S. companies that the Adviser believes are undervalued and likely to appreciate.  The Value Fund generally seeks to purchase large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500® Index.  It may invest across different industries and sectors. Under normal circumstances, the Value Fund invests at least 80% of its assets in securities of large capitalization companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	0.49%
Communications	5.50%
Consumer, Cyclical	32.30%
Consumer, Non-Cyclical	48.11%
Energy	1.08%
Financials	18.36%
Industrials	9.66%
Technology	7.65%
Utilities	6.56%
Cash, Cash Equivalents, & Other Net Liabilities	(29.71)%
TOTAL	100.00%

Semi-Annual Report | December 31, 20193

Cognios Large Cap Value Fund

Portfolio Update (continued)December 31, 2019 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

Tyson Foods, Inc. - Class A	2.08%
Campbell Soup Co.	2.01%
Procter & Gamble Co.	1.99%
Conagra Brands, Inc.	1.99%
Target Corp.	1.95%
Sysco Corp.	1.94%
Hershey Co.	1.94%
Starbucks Corp.	1.94%
Nasdaq, Inc.	1.91%
AT&T, Inc.	1.89%

*The percentages in the above tables are based on the portfolio holdings of the Value Fund as of December 31, 2019 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

4www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio UpdateDecember 31, 2019 (Unaudited)

Performance (as of December 31, 2019)

	One Year	Since Inception(a)
Cognios Large Cap Growth Fund Investor Class shares	29.94%	17.44%
Cognios Large Cap Growth Fund Institutional Class shares	30.16%	17.68%
Russell 1000® Total Return Index(b)	31.43%	15.28%
Russell 1000® Growth Total Return Index(c)	36.39%	19.27%

(a)The Cognios Large Cap Growth Fund (the “Growth Fund”) commenced operations on October 3, 2016.

(b)The Russell 1000® Total Return Index measures the performance of the large-cap segment of the U.S. equity universe and consists of the largest 1000 companies in the Russell 3000 Index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(c)The Russell 1000® Growth Total Return Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the The Russell 1000® Total Return Index and the Russell 1000® Growth Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the indices; so too with the Cognios Large Cap Growth Fund, which will generally not invest in all the securities comprising each index.

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 28, 2019 for the Fund were as follows:

Cognios Large Cap Growth Fund Investor Class Shares, gross of fee waivers or expense reimbursements	1.49%
Cognios Large Cap Growth Fund Investor Class Shares, after fee waivers or expense reimbursements	1.15%
Cognios Large Cap Growth Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	1.24%
Cognios Large Cap Growth Fund Institutional Class Shares, after fee waivers or expense reimbursements	0.90%

Semi-Annual Report | December 31, 20195

Cognios Large Cap Growth Fund

Portfolio Update (continued)December 31, 2019 (Unaudited)

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits the Growth Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Growth Fund’s business) to not more than 0.90% through at least October 31, 2021. Subject to approval by the Growth Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Growth Fund within the three fiscal years following the year in which such waiver occurred, if the Growth Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver. The current contractual agreement cannot be terminated prior to at least one year after the effective date of the Registration Statement without the Board of Trustees’ approval. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2019 were 1.43% and 1.18% for the Growth Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2019.

The Growth Fund’s principal investment objective is long-term growth of capital.  The Growth Fund seeks to achieve its investment objective by purchasing equity securities that the Adviser believes are likely to appreciate.  It generally seeks to purchase equity securities of large capitalization U.S. companies, and may purchase American Depositary Receipts (“ADR’s”) of international companies trading on U.S. exchanges, that exhibit accelerating growth in earnings and revenue.  The Growth Fund may invest across different industries and sectors. The Growth Fund will invest at least 80% of its net assets in securities that have a market capitalization at the time of investment comparable to securities held in the Russell 1000® Index. The Growth Fund may also invest up to 20% in issuers of any size.

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Materials	2.27%
Communications	16.05%
Consumer, Cyclical	6.69%
Consumer, Non-Cyclical	21.75%
Financials	3.83%
Industrials	6.76%
Technology	41.00%
Cash, Cash Equivalents, & Other Net Assets	1.65%
TOTAL	100.00%

6www.cogniosfunds.com

Cognios Large Cap Growth Fund

Portfolio Update (continued)December 31, 2019 (Unaudited)

Top Ten Portfolio Holdings (% of Net Assets)*

Microsoft Corp.	8.43%
Apple, Inc.	8.25%
Advanced Micro Devices, Inc.	6.53%
Amazon.com, Inc.	5.78%
Splunk, Inc.	4.25%
Adobe, Inc.	3.64%
Exact Sciences Corp.	3.57%
Ring Central, Inc.	3.38%
Procter & Gamble Co.	3.10%
Thermo Fisher Scientific, Inc.	2.70%

*The percentages in the above tables are based on the portfolio holdings of the Growth Fund as of December 31, 2019 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments.

Semi-Annual Report | December 31, 20197

Cognios Market Neutral Large Cap Fund

Portfolio Update December 31, 2019 (Unaudited)

Performance (as of December 31, 2019)

	One Year	Five Years	Since Inception(a)
Cognios Market Neutral Large Cap Fund Investor Class shares	(0.97)%	2.49%	3.31%
Cognios Market Neutral Large Cap Fund Institutional Class shares	(0.67)%	2.75%	3.56%
S&P 500® Total Return Index(b)	31.49%	11.69%	14.72%

(a)The Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”) commenced operations on December 31, 2012.

(b)The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 888-553-4233.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500® Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the Market Neutral Fund, which will generally not invest in all the securities comprising the index.

8www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)December 31, 2019 (Unaudited)

Total Fund operating expense ratios as stated in the current Fund prospectus dated October 28, 2019 for the Market Neutral Fund were as follows:

Cognios Market Neutral Large Cap Fund Investor Class Shares, gross of fee waivers or expense reimbursements	4.28%
Cognios Market Neutral Large Cap Fund Investor Class Shares, after fee waivers or expense reimbursements	3.89%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, gross of fee waivers or expense reimbursements	4.03%
Cognios Market Neutral Large Cap Fund Institutional Class Shares, after fee waivers or expense reimbursements	3.64%

Cognios Capital, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Market Neutral Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Market Neutral Fund, if necessary, in an amount that limits the Market Neutral Fund’s annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Market Neutral Fund’s business) to not more than 1.45% of the Market Neutral Fund’s average daily net assets through at least October 31, 2021. Subject to approval by the Market Neutral Fund’s Board of Trustees, any waiver under the Expense Limitation Agreement is subject to repayment by the Market Neutral Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.45% expense limitation. Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Market Neutral Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Market Neutral Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses (Annualized) during the six month period ended December 31, 2019 were 4.60% and 4.35% for the Market Neutral Fund’s Investor Class shares and Institutional Class shares, respectively. Please see the Disclosure of Fund Expenses, the Financial Highlights and Notes to Financial Statements (Note 5) sections of this report for expense related disclosures during the six month period ended December 31, 2019.

The Market Neutral Fund’s principal investment objective is long-term growth of capital independent of stock market direction.  The Market Neutral Fund seeks to achieve its investment objective by balancing “long” and “short” positions. To do this, the Market Neutral Fund will buy (take long positions in) equity securities of U.S. companies that the Adviser believes are undervalued and more likely to appreciate and, at the same time, borrow and then sell (take short positions in) equity securities of U.S. companies that the Adviser believes are likely to underperform the long positions over time. The Market Neutral Fund generally seeks to purchase and sell short large capitalization U.S. equity common stocks of companies that are constituents of the S&P 500 Index. The Market Neutral Fund may invest across different industries and sectors. Under normal circumstances the Market Neutral Fund invests at least 80% of its assets (defined as net assets plus borrowings for investment purposes) in securities of large cap companies as defined by the S&P 500® Index. It may also invest up to 20% in issuers of any size.

Semi-Annual Report | December 31, 20199

Cognios Market Neutral Large Cap Fund

Portfolio Update (continued)December 31, 2019 (Unaudited)

Sector Allocation of Portfolio Holdings (% of Net Assets)*

Basic Materials	(5.30)%
Communications	(0.24)%
Consumer, Cyclical	27.01%
Consumer, Non-Cyclical	14.38%
Energy	2.34%
Financials	(8.00)%
Industrials	2.47%
Technology	1.52%
Utilities	(20.59)%
Cash, Cash Equivalents, & Other Net Assets	86.41%
TOTAL	100.00%

Top Ten Portfolio Holdings (% of Net Assets)*

Conagra Brands, Inc.	1.95%
Diamondback Energy, Inc.	1.87%
Macy’s, Inc.	1.85%
Activision Blizzard, Inc.	1.79%
Nordstrom, Inc.	1.78%
Cabot Oil & Gas Corp.	1.78%
Gap, Inc.	1.77%
Bristol-Myers Squibb Co.	1.77%
Occidental Petroleum Corp.	1.76%
Molson Coors Beverage Co.	1.76%

*The percentages in the above tables are based on the portfolio holdings of the Market Neutral Fund as of December 31, 2019 and are subject to change. For a detailed break-out of holdings by industry, please refer to the Schedules of Investments and Schedule of Securities Sold Short.

10www.cogniosfunds.com

Cognios Funds

Disclosure of Fund ExpensesDecember 31, 2019 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Sim1ply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

Expenses and Value of a $1,000 Investment for the Period from 07/01/19 through 12/31/19

	Beginning Account Value (07/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2019)	Expenses Paid During Period
Value Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+8.86%)	$1,000.00	2.19%	$1,088.60	$11.50(a)
Institutional Class Shares (+9.12%)	$1,000.00	1.94%	$1,091.20	$10.20(a)

Growth Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+8.64%)	$1,000.00	1.15%	$1,086.40	$ 6.03(a)
Institutional Class Shares (+8.71%)	$1,000.00	0.90%	$1,087.10	$ 4.72(a)

Semi-Annual Report | December 31, 201911

Cognios Funds

Disclosure of Fund Expenses (continued)December 31, 2019 (Unaudited)

	Beginning Account Value (07/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2019)	Expenses Paid During Period
Market Neutral Fund:
Actual Fund Return (in parentheses)
Investor Class Shares (+2.30%)	$1,000.00	4.18%	$1,023.00	$21.26
Institutional Class Shares (+2.46%)	$1,000.00	3.93%	$1,024.60	$20.00

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the Period from 07/01/19 through 12/31/19

	Beginning Account Value (07/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (12/31/2019)	Expenses Paid During Period
Value Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	2.19%	$1,014.10	$11.09(b)
Institutional Class Shares	$1,000.00	1.94%	$1,015.40	$ 9.83(b)

Growth Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	1.15%	$1,019.40	$ 5.84(b)
Institutional Class Shares	$1,000.00	0.90%	$1,020.60	$ 4.57(b)

Market Neutral Fund:
Hypothetical 5% Fund Return
Investor Class Shares	$1,000.00	4.18%	$1,004.10	$21.06(b)
Institutional Class Shares	$1,000.00	3.93%	$1,005.40	$19.81(b)

(a)Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

For more information on the Funds’ expenses, please refer to the Funds’ prospectus, which can be obtained from your investment representative or by calling 888-553-4233. Please read it carefully before you invest or send money.

The accompanying notes are an integral part of these financial statements.

12www.cogniosfunds.com

Cognios Cognios Large Cap Value Fund

Schedules of InvestmentsDecember 31, 2019 (Unaudited)

Shares	Fair Value

COMMON STOCK - 129.71%
Basic Materials - 0.49%
Linde PLC (b)	641	$136,469

Communications - 5.50%
AT&T, Inc. (b)	13,393	523,398
CenturyLink, Inc. (b)	14,612	193,025
Facebook, Inc. - Class A (a) (b)	1,278	262,309
Juniper Networks, Inc. (b)	3,665	90,269
Motorola Solutions, Inc. (b)	539	86,854
Omnicom Group, Inc. (b)	4,548	368,479
		1,524,334
Consumer, Cyclical - 32.30%
Alaska Air Group, Inc. (b)	5,529	374,590
AutoZone, Inc. (a) (b)	276	328,802
Capri Holdings Ltd. (a) (b)	10,603	404,504
Copart, Inc. (a) (b)	2,143	194,884
Darden Restaurants, Inc. (b)	3,911	426,338
Dollar General Corp. (b)	2,676	417,402
Dollar Tree, Inc. (a) (b)	3,343	314,409
Foot Locker, Inc. (b)	3,184	124,144
Gap, Inc. (b)	19,854	351,019
Hanesbrands, Inc. (b)	11,998	178,170
Kohl’s Corp. (b)	1,142	58,185
L Brands, Inc. (b)	18,031	326,722
Macy’s, Inc. (b)	19,582	332,894
McDonald’s Corp. (b)	2,315	457,467
NIKE, Inc. - Class B (b)	4,369	442,623
Nordstrom, Inc. (b)	10,810	442,453
NVR, Inc. (a) (b)	20	76,168
O’Reilly Automotive, Inc. (a) (b)	419	183,631
PulteGroup, Inc. (b)	11,332	439,682
Ralph Lauren Corp. (b)	2,244	263,042
Ross Stores, Inc. (b)	686	79,864
Starbucks Corp. (b)	6,101	536,400
Tapestry, Inc. (b)	7,466	201,358
Target Corp. (b)	4,209	539,636
TJX Cos., Inc. (b)	7,362	449,524
Ulta Beauty, Inc. (a) (b)	313	79,233
United Airlines Holdings, Inc. (a) (b)	1,001	88,178
Walgreens Boots Alliance, Inc. (b)	1,658	97,756

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201913

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2019 (Unaudited)

	Shares	Fair Value
Consumer, Cyclical - (continued)

Walmart, Inc. (b)	4,235	$503,287
Yum! Brands, Inc. (b)	2,330	234,701
		8,947,066
Consumer, Non-cyclical - 48.11%
ABIOMED, Inc. (a) (b)	453	77,277
Altria Group, Inc. (b)	8,856	442,003
Bristol-Myers Squibb Co. (b)	5,411	347,332
Campbell Soup Co. (b)	11,255	556,222
Centene Corp. (a) (b)	1,687	106,062
Church & Dwight Co., Inc. (b)	6,437	452,779
Cigna Corp. (b)	940	192,221
Clorox Co. (b)	2,897	444,805
Colgate-Palmolive Co. (b)	6,613	455,239
Conagra Brands, Inc. (b)	16,072	550,305
Constellation Brands, Inc. - Class A (b)	2,260	428,835
Cooper Cos., Inc. (b)	614	197,272
CVS Health Corp. (b)	1,190	88,405
Estee Lauder Cos., Inc. (b)	1,488	307,332
General Mills, Inc. (b)	7,183	384,721
H&R Block, Inc. (b)	17,089	401,250
HCA Healthcare, Inc. (b)	3,385	500,337
Hershey Co. (b)	3,653	536,918
Hormel Foods Corp. (b)	10,819	488,045
JM Smucker Co. (b)	832	86,636
Johnson & Johnson (b)	3,348	488,373
Kellogg Co. (b)	7,335	507,289
Kimberly-Clark Corp. (b)	3,579	492,291
Kroger Co. (b)	6,587	190,957
Lamb Weston Holdings, Inc. (b)	4,992	429,462
McCormick & Co., Inc. (b)	2,987	506,984
Molson Coors Brewing Co. - Class B (b)	7,509	404,735
PepsiCo, Inc. (b)	3,667	501,169
Procter & Gamble Co. (b)	4,422	552,308
Quest Diagnostics, Inc. (b)	2,534	270,606
Sysco Corp. (b)	6,296	538,560
Tyson Foods, Inc. - Class A (b)	6,327	576,010
UnitedHealth Group, Inc. (b)	1,366	401,577
Verisk Analytics, Inc. (b)	2,828	422,334
		13,326,651

The accompanying notes are an integral part of these financial statements.

14www.cogniosfunds.com

Shares	Fair Value

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2019 (Unaudited)

Energy - 1.08%
Cabot Oil & Gas Corp. (b)	8,330	$145,025
Occidental Petroleum Corp. (b)	3,717	153,178
		298,203
Financials - 18.36%
Aflac, Inc. (b)	6,978	369,136
Aon PLC (b)	405	84,357
Arthur J. Gallagher & Co. (b)	1,872	178,271
Assurant, Inc. (b)	1,077	141,173
Berkshire Hathaway, Inc. - Class B (a) (b)	775	175,538
Cboe Global Markets, Inc. (b)	4,221	506,520
Cincinnati Financial Corp. (b)	1,281	134,697
CME Group, Inc. (b)	1,511	303,288
Everest Re Group Ltd. (b)	468	129,561
Hartford Financial Services Group, Inc. (b)	4,529	275,227
Intercontinental Exchange, Inc. (b)	5,410	500,696
Loews Corp. (b)	4,018	210,905
Marsh & McLennan Cos, Inc. (b)	1,681	187,280
Nasdaq, Inc. (b)	4,938	528,860
Progressive Corp. (b)	6,157	445,705
Public Storage (b)	2,036	433,587
Western Union Co. (b)	7,755	207,679
Willis Towers Watson PLC (b)	1,353	273,225
		5,085,705
Industrials - 9.66%
Amcor PLC (b)	8,354	90,557
Ball Corp. (b)	2,051	132,638
CH Robinson Worldwide, Inc. (b)	5,045	394,519
Expeditors International of Washington, Inc. (b)	2,323	181,240
FLIR Systems, Inc. (b)	1,546	80,500
Fortive Corp. (a) (b)	1,096	83,723
Northrop Grumman Corp. (b)	1,177	404,853
Raytheon Co. (b)	848	186,340
Republic Services, Inc. (b)	5,516	494,399
Stericycle, Inc. (a) (b)	1,616	103,117
United Technologies Corp. (b)	245	36,691
Waste Management, Inc. (b)	4,278	487,521
		2,676,098

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201915

Shares	Fair Value

Cognios Cognios Large Cap Value Fund

Schedules of Investments (continued)December 31, 2019 (Unaudited)

Technology - 7.65%
Activision Blizzard, Inc. (b)	3,288	$195,373
Akamai Technologies, Inc. (a) (b)	6,036	521,390
Broadcom, Inc. (b)	667	210,785
Electronic Arts, Inc. (a) (b)	815	87,621
Fidelity National Information Services, Inc. (b)	754	104,874
Fiserv, Inc. (a) (b)	2,260	261,324
Fortinet, Inc. (a) (b)	1,479	157,898
Intel Corp. (b)	3,312	198,223
Paychex, Inc. (b)	1,083	92,120
Skyworks Solutions, Inc. (b)	942	113,869
Take-Two Interactive Software, Inc. (a) (b)	1,437	175,932
		2,119,409
Utilities - 6.56%
American Electric Power Co., Inc. (b)	3,536	334,187
CMS Energy Corp. (b)	3,722	233,890
Dominion Energy, Inc. (b)	1,464	121,248
DTE Energy Co. (b)	2,365	307,143
Entergy Corp. (b)	1,058	126,748
Exelon Corp. (b)	3,710	169,139
NRG Energy, Inc. (b)	1,955	77,711
PPL Corp. (b)	8,928	320,337
Southern Co. (b)	1,966	125,234
		1,815,637

TOTAL COMMON STOCK (Cost $32,848,436)		35,929,572

TOTAL INVESTMENTS (Cost $32,848,436) - 129.71%		$35,929,572
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (29.71%)		(8,230,117)
NET ASSETS - 100%		$27,699,455

Percentages are stated as a percent of net assets.

(a)Non-income producing security (b)All or a portion of the security is segregated as collateral for line of credit borrowings.

The following abbreviations are used in this portfolio: Ltd. - Limited PLC - Public Limited Company NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

16www.cogniosfunds.com

Cognios Large Cap Growth Fund

Schedules of InvestmentsDecember 31, 2019 (Unaudited)

Shares	Fair Value

COMMON STOCK - 98.35%
Materials - 2.27%
Sherwin-Williams Co.	1,992	$1,162,412

Communications - 16.05%
Alphabet, Inc. - Class A (a)	1,029	1,378,232
Amazon.com, Inc. (a)	1,599	2,954,696
Facebook Inc. - Class A (a)	4,186	859,176
RingCentral, Inc. - Class A (a)	10,265	1,731,398
Walt Disney Co.	8,908	1,288,364
		8,211,866
Consumer, Cyclical - 6.69%
Nike, Inc.	10,909	1,105,191
Target Corp.	7,744	992,858
Walmart, Inc.	11,130	1,322,689
		3,420,738
Consumer, Non-cyclical - 21.75%
Avery Dennison Corp.	5,480	716,894
Boston Scientific Corp. (a)	25,404	1,148,769
Coca-Cola Co.	21,208	1,173,863
Exact Sciences Corp. (a)	19,762	1,827,590
Intuitive Surgical, Inc. (a)	2,030	1,200,035
Procter & Gamble Co.	12,695	1,585,605
Sanofi - ADR	16,019	804,154
Thermo Fisher Scientific, Inc.	4,251	1,381,022
Varian Medical Systems, Inc. (a)	9,069	1,287,889
		11,125,821
Financials - 3.83%
Morgan Stanley	19,519	997,811
State Street Corp.	12,167	962,410
		1,960,221
Industrials - 6.76%
Dover Corp.	8,597	990,890
Keysight Technologies, Inc. (a)	12,446	1,277,333
Raytheon Company	5,408	1,188,354
		3,456,577

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201917

Shares	Fair Value

Cognios Large Cap Growth Fund

Schedules of Investments (continued)December 31, 2019 (Unaudited)

Technology - 41.00%
Adobe, Inc. (a)	5,641	$1,860,458
Advanced Micro Devices, Inc. (a)	72,885	3,342,506
Apple, Inc.	14,368	4,219,163
DocuSign, Inc. (a)	16,410	1,216,145
Fiserv, Inc. (a)	10,361	1,198,042
Micron Technology, Inc. (a)	24,325	1,308,199
Microsoft Corp.	27,337	4,311,045
Nivida Corp.	5,721	1,346,151
Splunk, Inc. (a)	14,523	2,175,110
		20,976,819

TOTAL COMMON STOCK (Cost $42,429,489)		50,314,454

TOTAL INVESTMENTS (Cost $42,429,489) - 98.35%		$50,314,454
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.65%		843,917
NET ASSETS - 100%		$51,158,371

Percentages are stated as a percent of net assets.

(a)Non-income producing security

The following abbreviations are used in this portfolio: ADR - American Depositary Receipt NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these financial statements.

18www.cogniosfunds.com

Cognios Market Neutral Large Cap Fund

Schedules of InvestmentsDecember 31, 2019 (Unaudited)

Shares	Fair Value

COMMON STOCK - 126.68%
Communications - 5.05%
AT&T, Inc. (b)	31,977	$1,249,661
Motorola Solutions, Inc. (b)	7,668	1,235,621
Omnicom Group, Inc. (b)	15,381	1,246,169
		3,731,451
Consumer, Cyclical - 33.74%
Alaska Air Group, Inc. (b)	18,155	1,230,001
AutoZone, Inc. (a) (b)	1,048	1,248,493
Copart, Inc. (a) (b)	13,839	1,258,519
Darden Restaurants, Inc. (b)	10,323	1,125,310
Dollar General Corp. (b)	7,952	1,240,353
Gap, Inc. (b)	74,198	1,311,821
L Brands, Inc. (b)	66,956	1,213,243
Macy’s, Inc. (b)	80,364	1,366,188
McDonald’s Corp. (b)	6,294	1,243,757
NIKE, Inc. - Class B (b)	12,671	1,283,699
Nordstrom, Inc. (b)	32,248	1,319,911
NVR, Inc. (a) (b)	324	1,233,925
O’Reilly Automotive, Inc. (a) (b)	2,776	1,216,610
PulteGroup, Inc. (b)	30,524	1,184,331
Ross Stores, Inc. (b)	10,737	1,250,001
Starbucks Corp. (b)	14,257	1,253,475
Target Corp. (b)	9,766	1,252,099
TJX Cos., Inc. (b)	20,398	1,245,502
Walmart, Inc. (b)	10,290	1,222,864
Yum! Brands, Inc. (b)	12,410	1,250,059
		24,950,161
Consumer, Non-cyclical - 45.47%
ABIOMED, Inc. (a) (b)	6,507	1,110,029
Altria Group, Inc. (b)	24,269	1,211,266
Bristol-Myers Squibb Co. (b)	20,395	1,309,155
Campbell Soup Co. (b)	25,530	1,261,693
Church & Dwight Co., Inc. (b)	17,426	1,225,745
Clorox Co. (b)	8,039	1,234,308
Colgate-Palmolive Co. (b)	18,048	1,242,424
Conagra Brands, Inc. (b)	42,198	1,444,860
Constellation Brands, Inc. - Class A (b)	6,650	1,261,837
CVS Health Corp. (b)	16,234	1,206,024

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201919

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)December 31, 2019 (Unaudited)

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

General Mills, Inc. (b)	22,825	$1,222,507
H&R Block, Inc. (b)	52,545	1,233,757
Hershey Co. (b)	8,181	1,202,443
Hormel Foods Corp. (b)	26,989	1,217,474
Johnson & Johnson (b)	8,718	1,271,695
Kellogg Co. (b)	18,496	1,279,183
Kimberly-Clark Corp. (b)	8,887	1,222,407
Lamb Weston Holdings, Inc. (b)	14,505	1,247,865
McCormick & Co., Inc. (b)	7,124	1,209,157
Molson Coors Brewing Co. - Class B (b)	24,083	1,298,074
PepsiCo, Inc. (b)	8,947	1,222,786
Procter & Gamble Co. (b)	9,803	1,224,395
Quest Diagnostics, Inc. (b)	11,526	1,230,862
Sysco Corp. (b)	14,763	1,262,827
Tyson Foods, Inc. - Class A (b)	13,551	1,233,683
UnitedHealth Group, Inc. (b)	4,395	1,292,042
Varian Medical Systems, Inc. (a) (b)	8,365	1,249,229
		33,627,727
Energy - 5.42%
Cabot Oil & Gas Corp. (b)	75,801	1,319,695
Diamondback Energy, Inc. (b)	14,922	1,385,657
Occidental Petroleum Corp. (b)	31,590	1,301,824
		4,007,176
Financials - 21.77%
Aflac, Inc. (b)	23,117	1,222,889
Allstate Corp. (b)	11,076	1,245,496
Aon PLC (b)	5,975	1,244,533
Arthur J Gallagher & Co. (b)	13,166	1,253,798
Berkshire Hathaway, Inc. (a) (b)	5,648	1,279,272
Cboe Global Markets, Inc. (b)	10,269	1,232,280
Hartford Financial Services Group, Inc. (b)	20,207	1,227,979
Intercontinental Exchange, Inc. (b)	13,039	1,206,759
Nasdaq, Inc. (b)	11,690	1,251,999
Progressive Corp. (b)	16,863	1,220,713
Public Storage (b)	5,750	1,224,520
Western Union Co. (b)	45,454	1,217,258
Willis Towers Watson PLC (b)	6,296	1,271,414
		16,098,910

The accompanying notes are an integral part of these financial statements.

20www.cogniosfunds.com

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedules of Investments (continued)December 31, 2019 (Unaudited)

Shares	Fair Value

Industrials - 8.43%
Amcor PLC (b)	117,170	$1,270,123
CH Robinson Worldwide, Inc. (b)	16,018	1,252,608
Northrop Grumman Corp. (b)	3,540	1,217,654
Republic Services, Inc. (b)	13,856	1,241,913
Waste Management, Inc. (b)	10,988	1,252,192
		6,234,490
Technology - 6.80%
Activision Blizzard, Inc. (b)	22,309	1,325,601
Akamai Technologies, Inc. (a) (b)	14,476	1,250,437
Paychex, Inc. (b)	14,429	1,227,331
Take-Two Interactive Software, Inc. (a) (b)	9,989	1,222,953
		5,026,322

TOTAL COMMON STOCK (Cost $84,624,588)		93,676,237

SHORT-TERM INVESTMENTS - 1.99%
BlackRock Liquidity Funds T-Fund Portfolio - Retail Class, 1.24% (c)	1,469,640	1,469,640

TOTAL SHORT-TERM INVESTMENTS (Cost $1,469,640)		1,469,640

TOTAL INVESTMENTS (Cost $86,094,228) - 128.67%		$95,145,877
SECURITIES SOLD SHORT (Proceeds $72,524,689) - (113.09%)		(83,627,506)
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 84.42%		62,428,693
NET ASSETS - 100%		$73,947,064

Percentages are stated as a percent of net assets.

(a)Non-income producing security

(b)All or a portion of the security is segregated as collateral for securities sold short.

(c)Rate shown represents the 7-day effective yield at December 31, 2019, is subject to change and resets daily.

The following abbreviations are used in this portfolio: PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201921

Shares	Fair Value

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold ShortDecember 31, 2019 (Unaudited)

COMMON STOCK - 113.09%
Basic Materials - 5.30%
Air Products & Chemicals, Inc.	2,365	$555,751
CF Industries Holdings, Inc.	12,096	577,463
DuPont de Nemours, Inc.	8,601	552,184
Ecolab, Inc.	2,927	564,882
International Flavors & Fragrances, Inc.	3,868	499,049
Linde PLC	2,676	569,720
Newmont Mining Corp.	13,774	598,480
		3,917,529
Communications - 5.29%
Comcast Corp. - Class A	12,452	559,966
Corning, Inc.	19,605	570,702
NortonLifeLock, Inc.	21,493	548,501
T-Mobile US, Inc.	7,155	561,095
Twitter, Inc.	18,086	579,656
Verizon Communications, Inc.	8,999	552,539
Walt Disney Co.	3,718	537,734
		3,910,193
Consumer, Cyclical - 6.73%
Advance Auto Parts, Inc.	3,608	577,857
CarMax, Inc.	5,613	492,092
Chipotle Mexican Grill, Inc.	667	558,352
Dollar Tree, Inc.	5,990	563,360
DR Horton, Inc.	10,061	530,718
Genuine Parts Co.	5,293	562,275
Lennar Corp.	9,252	516,169
Newell Brands, Inc.	28,624	550,153
Under Armour, Inc. - Class A	28,926	624,802
		4,975,778
Consumer, Non-cyclical - 31.09%
Abbott Laboratories	6,418	557,467
Anthem, Inc.	1,942	586,542
Archer-Daniels-Midland Co.	12,508	579,746
Automatic Data Processing, Inc.	3,232	551,056
Becton Dickinson and Co.	2,111	574,129
Boston Scientific Corp.	12,580	568,868

The accompanying notes are an integral part of these financial statements.

22www.cogniosfunds.com

	Shares	Fair Value
Consumer, Non-cyclical - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2019 (Unaudited)

Brown-Forman Corp. - Class B	8,741	$590,892
Centene Corp.	9,061	569,665
Cigna Corp.	2,775	567,460
Coca-Cola Co.	10,097	558,869
Coty, Inc.	46,073	518,321
Danaher Corp.	3,702	568,183
DENTSPLY SIRONA, Inc.	9,409	532,455
Edwards Lifesciences Corp.	2,263	527,935
Eli Lilly & Co.	4,573	601,029
Estee Lauder Cos., Inc.	2,774	572,942
Global Payments, Inc.	3,080	562,373
Henry Schein, Inc.	7,855	524,086
Hologic, Inc.	10,407	543,349
IDEXX Laboratories, Inc.	2,162	564,563
IHS Markit Ltd.	7,474	563,166
Illumina, Inc.	1,687	559,645
Intuitive Surgical, Inc.	940	555,681
IQVIA Holdings, Inc.	3,713	573,696
JM Smucker Co.	5,123	533,458
Kraft Heinz Co.	17,593	565,263
Kroger Co.	20,203	585,685
MarketAxess Holdings, Inc.	1,458	552,742
Medtronic PLC	4,859	551,254
Merck & Co., Inc.	6,161	560,343
Mondelez International, Inc. - Class A	10,168	560,053
PayPal Holdings, Inc.	5,232	565,945
Pfizer, Inc.	14,272	559,177
ResMed, Inc.	3,635	563,316
Rollins, Inc.	15,796	523,795
Stryker Corp.	2,683	563,269
Teleflex, Inc.	1,507	567,295
Thermo Fisher Scientific, Inc.	1,717	557,802
Varian Medical Systems, Inc.	3,938	559,235
Zimmer Biomet Holdings, Inc.	3,682	551,122
Zoetis, Inc.	4,516	597,693
		22,989,565

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201923

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2019 (Unaudited)

Shares	Fair Value

Energy - 3.08%
Chevron Corp.	4,620	$556,756
Exxon Mobil Corp.	7,890	550,564
Kinder Morgan, Inc.	27,784	588,187
ONEOK, Inc.	7,689	581,827
		2,277,334
Financials - 29.77%
Alexandria Real Estate Equities, Inc.	3,385	546,948
American Express Co.	4,571	569,044
American Tower Corp.	2,583	593,625
Apartment Investment & Management Co.	10,399	537,108
Assurant, Inc.	4,189	549,094
AvalonBay Communities, Inc.	2,547	534,106
Boston Properties, Inc.	3,935	542,479
Chubb Ltd.	3,625	564,268
Cincinnati Financial Corp.	5,215	548,357
CME Group, Inc.	2,663	534,517
Crown Castle International Corp.	4,071	578,693
Digital Realty Trust, Inc.	4,604	551,283
Duke Realty Corp.	15,527	538,321
Equinix, Inc.	972	567,356
Equity Residential	6,492	525,333
Essex Property Trust, Inc.	1,763	530,416
Everest Re Group Ltd.	2,039	564,477
Extra Space Storage, Inc.	5,127	541,514
Federal Realty Investment Trust	4,170	536,804
First Republic Bank	4,855	570,220
Healthpeak Properties, Inc.	15,919	548,728
Host Hotels & Resorts, Inc.	30,570	567,074
Iron Mountain, Inc.	16,755	533,982
Kimco Realty Corp.	25,774	533,780
Loews Corp.	10,960	575,290
Macerich Co.	20,174	543,084
Marsh & McLennan Cos, Inc.	5,093	567,411
Mastercard, Inc. - Class A	1,888	563,738
Mid-America Apartment Communities, Inc.	4,058	535,088
Prologis, Inc.	5,988	533,770
Realty Income Corp.	7,207	530,651

The accompanying notes are an integral part of these financial statements.

24www.cogniosfunds.com

	Shares	Fair Value
Utilities - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2019 (Unaudited)

Regency Centers Corp.	8,520	$537,527
SBA Communications Corp.	2,337	563,194
Simon Property Group, Inc.	3,684	548,769
SL Green Realty Corp.	6,325	581,141
Travelers Cos., Inc.	4,044	553,826
UDR, Inc.	11,463	535,322
Ventas, Inc.	9,481	547,433
Vornado Realty Trust	8,369	556,539
Welltower, Inc.	6,530	534,023
		22,014,333
Industrials - 5.96%
Ball Corp.	8,291	536,179
Deere & Co.	3,300	571,758
General Electric Co.	3,011	530,990
Kansas City Southern	3,601	551,529
L3Harris Technologies, Inc.	2,830	559,972
Martin Marietta Materials, Inc.	2,017	564,034
TransDigm Group, Inc.	963	539,280
Vulcan Materials Co.	3,845	553,642
		4,407,384
Technology - 5.28%
Adobe, Inc.	1,795	592,009
Broadridge Financial Solutions, Inc.	4,420	546,047
Fidelity National Information Services, Inc.	3,969	552,048
Fiserv, Inc.	4,765	550,977
Jack Henry & Associates, Inc.	3,630	528,782
MSCI, Inc.	2,083	537,789
Qorvo, Inc.	5,142	597,655
		3,905,307
Utilities - 20.59%
Alliant Energy Corp.	10,350	566,352
Ameren Corp.	7,285	559,488
American Electric Power Co., Inc.	5,929	560,350
American Water Works Co., Inc.	4,448	546,437
Atmos Energy Corp.	5,130	573,842
CenterPoint Energy, Inc.	21,976	599,286
CMS Energy Corp.	8,905	559,590

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201925

	Shares	Fair Value
Utilities - (continued)

Cognios Market Neutral Large Cap Fund

Schedule of Securities Sold Short (continued)December 31, 2019 (Unaudited)

Consolidated Edison, Inc.	6,315	571,318
Dominion Energy, Inc.	6,753	559,283
DTE Energy Co.	4,379	568,701
Duke Energy Corp.	6,120	558,205
Edison International	7,687	579,677
Entergy Corp.	4,633	555,033
Evergy, Inc.	8,649	562,963
Eversource Energy	6,701	570,054
Exelon Corp.	12,181	555,332
FirstEnergy Corp.	11,291	548,743
NextEra Energy, Inc.	2,338	566,170
NiSource, Inc.	20,490	570,442
NRG Energy, Inc.	14,037	557,971
Pinnacle West Capital Corp.	6,344	570,516
PPL Corp.	15,896	570,348
Public Service Enterprise Group, Inc.	9,318	550,228
Sempra Energy	3,725	564,263
Southern Co.	8,751	557,439
WEC Energy Group, Inc.	6,140	566,292
Xcel Energy, Inc.	8,848	561,760
		15,230,083

TOTAL COMMON STOCK (Proceeds $72,524,689)		83,627,506

TOTAL SECURITIES SOLD SHORT (Proceeds $72,524,689)		$83,627,506

Percentages are stated as a percent of net assets.

The following abbreviations are used in this portfolio: Ltd. - Limited PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

26www.cogniosfunds.com

Cognios Funds

Statements of Assets and LiabilitiesDecember 31, 2019 (Unaudited)

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
Assets:
Total Investments, at cost	$32,848,436	$42,429,489	$86,094,228
Investments, at value	$35,929,572	$50,314,454	$95,145,877
Cash and cash equivalents	481,581	842,084	636,847
Deposits at broker for securities sold short	—	—	61,867,527
Due from adviser	11	—	—
Receivables:
Interest	170	493	21,326
Dividends	55,814	30,463	161,267
Fund shares sold	5,000	—	36,224
Prepaid expenses	5,920	6,133	24,464
Total assets	36,478,068	51,193,627	157,893,532

Liabilities:
Securities sold short, at proceeds	—	—	72,524,689
Securities sold short, at value			83,627,506
Payables:
Dividends on securities sold short	—	—	193,761
Due to broker	8,770,406	—	—
Fund shares redeemed	—	—	30,473
Due to adviser	808	18,667	61,114
Accrued distribution (12b-1) fees	236	2,153	3,303
Due to administrator	5,638	8,603	11,785
Accrued expenses	1,525	5,833	18,526
Total liabilities	8,778,613	35,256	83,946,468
Net Assets	$27,699,455	$51,158,371	$73,947,064

Sources of Net Assets:
Paid-in capital	$24,883,882	$43,011,730	$78,877,647
Total distributable earnings	2,815,573	8,146,641	(4,930,583)
Total Net Assets	$27,699,455	$51,158,371	$73,947,064

Investor Class Shares:
Net assets	$1,188,353	$10,199,439	$15,286,242
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	124,502	729,779	1,493,636
Net Asset Value, Offering and Redemption Price Per Share	$9.54	$13.98	$10.23

Institutional Class Shares:
Net assets	$26,511,102	$40,958,932	$58,660,822
Shares Outstanding ($0 par value, unlimited shares of beneficial interest authorized)	2,778,957	2,922,762	5,631,353
Net Asset Value, Offering and Redemption Price Per Share	$9.54	$14.01	$10.42

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201927

Cognios Funds

Statements of OperationsDecember 31, 2019 (Unaudited)

	Cognios Large Cap Value Fund	Cognios Large Cap Growth Fund	Cognios Market Neutral Large Cap Fund
	For the Six Month Period Ended December 31, 2019	For the Six Month Period Ended December 31, 2019	For the Six Month Period Eended December 31, 2019
	(Unaudited)	(Unaudited)	(Unaudited)
Investment income:
Dividends	$381,804	$265,425	$1,153,915
Interest	1,597	5,153	299,488
Total investment income	383,401	270,578	1,453,403

Expenses:
Advisory fees (Note 5)	80,478	168,172	565,979
Distribution (12b-1) fees - Investor Class	1,031	12,378	20,649
Accounting and transfer agent fees and expenses	46,163	63,939	87,718
Dividend expense on securities sold short	—	—	1,004,368
Interest expense	135,180	—	—
Legal fees	11,511	6,837	15,333
Trustee fees and expenses	11,412	11,412	11,412
Compliance officer fees	9,049	9,049	9,049
Custodian fees	7,038	4,525	9,551
Miscellaneous	7,714	7,141	16,492
Audit fees	6,536	6,536	7,290
Pricing fees	8,044	2,263	15,585
Insurance	1,097	1,332	1,679
Registration and filing fees	779	1,499	13,395
Reports to shareholders	252	252	252
Total expenses	326,284	295,335	1,778,752
Less: fees waived and expenses reimbursed by Adviser	(84,834)	(66,736)	(167,463)
Less: fees waived by administrator	—	—	—
Net expenses	241,450	228,599	1,611,289

Net investment income (loss)	141,951	41,979	(157,886)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,055,439	1,760,285	3,452,510
Securities sold short	—	—	(4,090,681)
Net realized gain (loss) on investments and securities sold short	1,055,439	1,760,285	(638,171)

Net change in unrealized appreciation (depreciation) on:
Investments	1,103,687	2,395,705	3,820,945
Securities sold short	—	—	(974,085)
Net change in unrealized appreciation on:	1,103,687	2,395,705	2,846,860

Net realized and unrealized gain on investments and securities sold short	2,159,126	4,155,990	2,208,689

Net increase in net assets resulting from operations	$2,301,077	$4,197,969	$2,050,803

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Statement of Cash FlowsFor the Six Month Period Ended December 31, 2019 (Unaudited)

Cognios Large Cap Value Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net increase in net assets from operations	$2,301,077
Adjustments to reconcile net increase in net assets from operations to net cash provided from operating activities:
Purchase of investment securities	(13,488,251)
Proceeds from disposition of investment securities and proceeds from return of capital	6,382,858
Decrease in due from advisor	15,313
Increase in interest receivable	(12)
Increase in dividends receivable	(22,117)
Increase in prepaid expenses	(2,155)
Increase in due to broker	4,898
Decrease in accrued expenses	(23,508)
Net unrealized appreciation on investment securities	(1,103,687)
Net realized gain on investment securities	(1,055,439)
Net cash provided from operating activities	(6,991,023)

Cash flows from financing activities:
Proceeds from loan	10,757,220
Payments on loan	(8,726,939)
Proceeds from Fund shares sold	5,113,582
Payment on Fund shares redeemed	(209,714)
Net cash from financing activities	6,934,149

Net decrease in cash	$(56,874)

Cash:
Beginning of period	$538,455
End of period	481,581

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of an increase in receivable for fund shares sold of $2,570.
Interest paid by the Fund for outstanding balances on the line of credit amounted to $135,180.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201929

Cognios Funds

Statement of Cash FlowsFor the Six Month Period Ended December 31, 2019 (Unaudited)

Cognios Market Neutral Large Cap Fund
Increase (decrease) in cash:
Cash flows from operating activities:
Net decrease in net assets from operations	$2,050,803
Adjustments to reconcile net decrease in net assets from operations to net cash used for operating activities:
Purchase of investment securities	(54,239,969)
Proceeds from disposition of investment securities and proceeds from return of capital	80,516,394
Purchases of short-term investment securities, net	589,454
Decrease in segregated cash with brokers	2,763,381
Decrease in deposits with brokers for securities sold short	11,675,056
Decrease in interest receivable	52,644
Decrease in dividends receivable	20,288
Increase in prepaid expenses	(11,430)
Proceeds from securities sold short	37,707,591
Payments to cover securities sold short	(58,433,091)
Increase in payable for dividends on securities sold short	64,868
Decrease in accrued expenses	(24,645)
Net unrealized depreciation on investment securities and securities sold short	(2,846,860)
Net realized gain on investment securities and securities sold short	638,171
Net cash received for operating activities	20,522,655

Cash flows from financing activities:
Proceeds from Fund shares sold	6,721,727
Payment on Fund shares redeemed	(27,244,382)
Net cash from financing activities	(20,522,655)

Net increase in cash	$—

Cash:
Beginning of period	$—
End of period	—

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of a decrease in receivable for fund shares sold of $28,959 and an increase in payable for Fund shares redeemed of $7,853.

The accompanying notes are an integral part of these financial statements.

30www.cogniosfunds.com

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2019 (Unaudited)

	Cognios Large Cap Value Fund
	For the Six Month Period ended December 31, 2019	For the Year Ended June 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$141,951	$324,004
Net realized gain on investments	1,055,439	1,708,063
Net change in unrealized appreciation on investments	1,103,687	283,029
Net increase in net assets resulting from operations	2,301,077	2,315,096

Distributions to shareholders from:
Total distributable earnings - Investor Class	(78,029)	(70,793)
Total distributable earnings - Institutional Class	(1,903,561)	(3,532,653)
Total distributions	(1,981,590)	(3,603,446)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	6,888,028	(3,258,616)

Increase (decrease) in net assets	7,207,515	(4,546,966)

Net Assets:
Beginning of year/period (Note 1)	20,491,940	25,038,906

End of year/period	$27,699,455	$20,491,940

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201931

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2019 (Unaudited)

	Cognios Large Cap Growth Fund
	For the Six Month Period Ended December 31, 2019	For the Period Ended June 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$41,979	$223,556
Net realized gain on investments	1,760,285	2,152,141
Net change in unrealized appreciation on investments	2,395,705	1,933,783
Net increase in net assets resulting from operations	4,197,969	4,309,480

Distributions to shareholders from:
Total distributable earnings - Investor Class	(422,180)	(476,672)
Total distributable earnings - Institutional Class	(1,754,836)	(1,514,121)
Total distributions	(2,177,016)	(1,990,793)

Capital share transactions (Note 3):
Increase in net assets from capital share transactions	3,554,466	6,801,131

Increase in net assets	5,575,419	9,119,818

Net Assets:
Beginning of year/period (Note 1)	45,582,952	36,463,134

End of year/period	$51,158,371	$45,582,952

The accompanying notes are an integral part of these financial statements.

32www.cogniosfunds.com

Cognios Funds

Statements of Changes in Net AssetsDecember 31, 2019 (Unaudited)

	Cognios Market Neutral Large Cap Fund
	For the Six Month Period Ended December 31, 2019	For the Year Ended June 30, 2019
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(157,886)	$(56,786)
Net realized gain (loss) on investments and securities sold short	(638,171)	3,278,229
Net change in unrealized appreciation (depreciation) on investments and securities sold short	2,846,860	(6,631,188)
Net increase (decrease) in net assets resulting from operations	2,050,803	(3,409,745)

Capital share transactions (Note 3):
Increase (decrease) in net assets from capital share transactions	(20,559,467)	31,731,398

Increase (decrease) in net assets	(18,508,664)	28,321,653

Net Assets:
Beginning of year/period (Note 1)	92,455,728	64,134,075

End of year/period	$73,947,064	$92,455,728

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The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201935

The accompanying notes are an integral part of these financial statements.

34www.cogniosfunds.com

Cognios Funds

Financial HighlightsDecember 31, 2019 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

Cognios Large Cap Value Fund			Cognios Large Cap Value Fund
Investor Class			Investor Class
	For the Six Month Period Ended December 31, 2019		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.44		$10.23	$10.79	$10.00

Investment Operations:
Net investment income	0.09		0.11	0.12	0.04
Net realized and unrealized gain on investments	0.74		0.92	1.29	0.75
Total from investment operations	0.83		1.03	1.41	0.79

Distributions:
From net investment income	(0.08)		(0.19)	(0.18)	0.00	(b)
From net realized capital gains	(0.65)		(1.63)	(1.79)	—
Total distributions	(0.73)		(1.82)	(1.97)	0.00

Net Asset Value, End of Year/Period	$9.54		$9.44	$10.23	$10.79

Total Return(c)	8.86%	(d)	12.90%	13.58%	7.92%	(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$1,188		$545	$25	$11

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.88%	(e)	2.96%	1.62%	1.52%	(e)
Expenses after fees waived and expenses reimbursed	2.19%	(e)	2.07%	1.10%	1.10%	(e)
Net investment income after fees waived and expenses reimbursed	0.91%	(e)	1.39%	0.85%	0.79%	(e)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.79%	(e)	1.99%	1.62%	1.52%	(e)
Expenses after fees waived and expenses reimbursed	1.10%	(e)	1.10%	1.10%	1.10%	(e)
Net investment income after fees waived and expenses reimbursed	2.00%	(e)	0.42%	0.85%	0.79%	(e)

Portfolio turnover rate	20%	(d)	64%	84%	24%	(d)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Net investment income distributed by the Investor Class was less than $0.005 per share during the period ended June 30, 2017.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201937

The accompanying notes are an integral part of these financial statements.

36www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)December 31, 2019 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

Cognios Large Cap Value Fund			Cognios Large Cap Value Fund
Institutional Class			Institutional Class
	For the Six Month Period Ended December 31, 2019		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$9.43		$10.25	$10.80	$10.00

Investment Operations:
Net investment income	0.04		0.18	0.20	0.06
Net realized and unrealized gain on investments	0.81		0.82	1.23	0.75
Total from investment operations	0.85		1.00	1.43	0.81

Distributions:
From net investment income	(0.09)		(0.19)	(0.19)	(0.01)
From net realized capital gains	(0.65)		(1.63)	(1.79)	—
Total distributions	(0.74)		(1.82)	(1.98)	(0.01)

Net Asset Value, End of Year/Period	$9.54		$9.43	$10.25	$10.80

Total Return(b)	9.12%	(c)	12.56%	13.87%	8.09%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$26,511		$19,947	$25,014	$40,514

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.63%	(d)	2.71%	1.37%	1.27%	(d)
Expenses after fees waived and expenses reimbursed	1.94%	(d)	1.82%	0.85%	0.85%	(d)
Net investment income after fees waived and expenses reimbursed	1.16%	(d)	1.64%	1.10%	1.04%	(d)

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.54%	(d)	1.74%	1.37%	1.27%	(d)
Expenses after fees waived and expenses reimbursed	0.85%	(d)	0.85%	0.85%	0.85%	(d)
Net investment income after fees waived and expenses reimbursed	2.25%	(d)	0.67%	1.10%	1.04%	(d)

Portfolio turnover rate	20%	(c)	64%	84%	24%	(c)

(a)The Cognios Large Cap Value Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201939

The accompanying notes are an integral part of these financial statements.

38www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)December 31, 2019 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

Cognios Large Cap Growth Fund			Cognios Large Cap Growth Fund
Investor Class			Investor Class
	For the Six Month Period Ended December 31, 2019		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.42		$12.98	$11.19	$10.00

Investment Operations:
Net investment income (loss)	(0.00	)(e)	0.05	0.03	0.02
Net realized and unrealized gain on investments	1.15		1.05	2.83	1.18
Total from investment operations	1.15		1.10	2.86	1.20

Distributions:
From net investment income	(0.05)		—	(0.04)	(0.01)
From net realized capital gains	(0.54)		(0.66)	(1.03)	—
Total distributions	(0.59)		(0.66)	(1.07)	(0.01)

Net Asset Value, End of Year/Period	$13.98		$13.42	$12.98	$11.19

Total Return(b)	8.64%	(c)	9.42%	26.50%	11.98%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$10,199		$9,788	$9,462	$10

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.43%	(d)	1.49%	1.76%	3.42%	(d)
After fees waived and expenses reimbursed	1.15%	(d)	1.15%	1.15%	1.15%	(d)

Ratio of net investment income (loss):
After fees waived and expenses reimbursed	(0.02)%	(d)	0.36%	0.04%	0.30%	(d)

Portfolio turnover rate	88%	(c)	230%	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

(e)Net investment loss per share was less than $0.005 per share during the six month period ended December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201941

The accompanying notes are an integral part of these financial statements.

40www.cogniosfunds.com

Cognios Funds

Financial Highlights (continued)December 31, 2019 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the year/periods indicated.

Cognios Large Cap Growth Fund			Cognios Large Cap Growth Fund
Institutional Class			Institutional Class
	For the Six Month Period Ended December 31, 2019		For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Period Ended June 30, 2017(a)
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$13.47		$13.02	$11.20	$10.00

Investment Operations:
Net investment income	0.01		0.07	0.04	0.04
Net realized and unrealized gain on investments	1.15		1.06	2.86	1.17
Total from investment operations	1.16		1.13	2.90	1.21

Distributions:
From net investment income	(0.08)		(0.02)	(0.05)	(0.01)
From net realized capital gains	(0.54)		(0.66)	(1.03)	—
Total distributions	(0.62)		(0.68)	(1.08)	(0.01)

Net Asset Value, End of Year/Period	$14.01		$13.47	$13.02	$11.20

Total Return(b)	8.71%	(c)	9.64%	26.84%	12.14%	(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$40,959		$35,795	$27,001	$4,948

Ratio of expenses to average net assets:
Before fees waived and expenses reimbursed	1.18%	(d)	1.24%	1.51%	3.17%	(d)
After fees waived and expenses reimbursed	0.90%	(d)	0.90%	0.90%	0.90%	(d)

Ratio of net investment income:
After fees waived and expenses reimbursed	0.23%	(d)	0.61%	0.29%	0.55%	(d)

Portfolio turnover rate	88%	(c)	230%	221%	286%	(c)

(a)The Cognios Large Cap Growth Fund commenced operations on October 3, 2016.

(b)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(c)Not annualized.

(d)Annualized.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201943

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)December 31, 2019 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/period indicated.

Cognios Market Neutral Large Cap Fund				Cognios Market Neutral Large Cap Fund
Investor Class				Investor Class
	For the Six Month Period Ended December 31, 2019		For the Year Ended June 30, 2019	For the Period Ended June 30, 2018(a)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.00		$10.31	$9.32		$9.93	$9.68	$10.77

Investment Operations:
Net investment loss(b)	(0.03)		(0.05)	(0.08)		(0.13)	(0.15)	(0.20)
Net realized and unrealized gain (loss) on investments	0.26		(0.26)	1.07		(0.33)	0.45	0.60
Total from investment operations	0.23		(0.31)	0.99		(0.46)	0.30	0.40

Distributions:
From net realized capital gains	—		—	—		(0.15)	(0.05)	(1.49)
Total distributions	—		—	—		(0.15)	(0.05)	(1.49)

Net Asset Value, End of Year/Period	$10.23		$10.00	$10.31		$9.32	$9.93	$9.68

Total Return(c)	2.30%	(d)	(3.01)%	10.62%	(d)	(4.65)%	3.15%	4.47%	(g)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$15,286		17,931	$19,771		$22,997	$43,779	$6,253

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.60%	(e)	4.27%	4.09%	(e)	3.87%	4.07%	6.06%
Expenses after fees waived and expenses reimbursed	4.18%	(e)	3.88%	3.66%	(e)(h)	3.72%	3.80%	4.12%	(f)
Net investment loss after fees waived and expenses reimbursed	(0.59)%	(e)	(0.26)%	(0.98)%	(e)	(1.42)%	(1.53)%	(2.06)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	2.12%	(e)	2.08%	2.30%	(e)	2.10%	2.22%	4.04%
Expenses after fees waived and expenses reimbursed	1.70%	(e)	1.69%	1.87%	(e)(h)	1.95%	1.95%	2.10%	(f)
Net investment income (loss) after fees waived and expenses reimbursed	1.89%	(e)	1.93%	0.81%	(e)	0.35%	0.32%	(0.04)%

Portfolio turnover rate	54%	(d)	159%	104%	(d)	277%	250%	291%

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Investor Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)Contractual expense limitation changed from 2.25% to 1.95% effective April 1, 2015.

(g)During the year ended September 30, 2015, 0.31% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.16%.

(h)Contractual expense limitation changed from 1.95% to 1.70% effective May 5, 2018.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report | December 31, 201945

The accompanying notes are an integral part of these financial statements.

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Cognios Funds

Financial Highlights (continued)December 31, 2019 (Unaudited)

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total returns and ratios to average net assets and other supplemental data for the years/periods indicated.

Cognios Market Neutral Large Cap Fund				Cognios Market Neutral Large Cap Fund
Institutional Class				Institutional Class
	For the Six Month Period Ended December 31, 2019		For the Year Ended June 30, 2019	For the Period Ended June 30, 2018(a)		For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
	(Unaudited)
Net Asset Value, Beginning of Year/Period	$10.17		$10.46	$9.44		$10.02	$9.76	$10.82

Investment Operations:
Net investment income (loss)(b)	(0.02)		0.01	(0.05)		(0.11)	(0.13)	(0.18)
Net realized and unrealized gain (loss) on investments	0.27		(0.30)	1.07		(0.32)	0.44	0.61
Total from investment operations	0.25		(0.29)	1.02		(0.43)	0.31	0.43

Distributions:
From net investment income	—		—	—		—	—	—
From net realized capital gains	—		—	—		(0.15)	(0.05)	(1.49)
Total distributions	—		—	—		(0.15)	(0.05)	(1.49)

Net Asset Value, End of Year/Period	$10.42		$10.17	$10.46		$9.44	$10.02	$9.76

Total Return(c)	2.46%	(d)	(2.77)%	10.81%	(d)	(4.31)%	3.23%	4.77%	(g)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$58,661		$74,525	$44,363		$38,856	$113,499	$10,402

Ratios to average net assets (including interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	4.35%	(e)	4.02%	3.84%	(e)	3.62%	3.83%	5.81%
Expenses after fees waived and expenses reimbursed	3.93%	(e)	3.63%	3.41%	(e)(h)	3.47%	3.55%	3.86%	(f)
Net investment loss after fees waived and expenses reimbursed	(0.34)%	(e)	(0.01)%	(0.73)%	(e)	(1.14)%	(1.30)%	(1.80)%

Ratios to average net assets (excluding interest expense and dividends on securities sold short):
Expenses before fees waived and expenses reimbursed	1.87%	(e)	1.83%	2.05%	(e)	1.85%	1.98%	3.79%
Expenses after fees waived and expenses reimbursed	1.45%	(e)	1.44%	1.62%	(e)(h)	1.70%	1.70%	1.84%	(f)
Net investment income after fees waived and expenses reimbursed	2.14%	(e)	2.18%	1.06%	(e)	0.63%	0.55%	0.21%

Portfolio turnover rate	54%	(d)	159%	104%	(d)	277%	250%	291%

(a)Represents the period from October 1, 2017 through June 30, 2018.

(b)Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(c)Total Return represents the rate that the investor would have earned or lost on an investment in the Fund’s Institutional Class, assuming reinvestment of dividends, if any.

(d)Not annualized.

(e)Annualized.

(f)Contractual expense limitation changed from 2.00% to 1.70% effective April 1, 2015.

(g)During the year ended September 30, 2015, 0.33% of the Fund’s total return consists of a voluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would have been 4.44%.

(h)Contractual expense limitation changed from 1.70% to 1.45% effective May 5, 2018.

46www.cogniosfunds.com

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund”) and Cognios Market Neutral Large Cap Fund (the “Market Neutral Fund”), (collectively, the “Funds”) are each a series of M3Sixty Funds Trust (the “Trust”). The Trust was organized on May 29, 2015 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). Pursuant to a reorganization that took place on May 7, 2018, the Market Neutral Fund is a successor by merger to a series of ALPS Series Trust (the “Predecessor Fund”).

The Value Fund’s and the Growth Fund’s investment objectives are long-term growth of capital. The investment objective of the Market Neutral Fund is long-term growth of capital independent of stock market direction. The Value Fund and the Growth Fund are non-diversified Funds. As non-diversified Funds, they may invest a significant portion of their assets in a small number of companies. The Market Neutral Fund is a diversified Fund. The Funds’ investment adviser is Cognios Capital, LLC (the “Adviser”).

The Funds each have two classes of shares, Investor Class Shares and Institutional Class Shares. The Value and the Growth Fund’s Investor Class Shares and Institutional Class Shares commenced operations on October 3, 2016. The Market Neutral Fund’s Investor Class Shares and Institutional Class Shares commenced operations on January 2, 2013.

Income and realized/unrealized gains or losses are allocated to each class of each Fund on the basis of the net asset value of each class in relation to the net asset value of its Fund.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of FASB Accounting Standards Codification Topic 946 applicable to investment companies.

a)Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b)Federal Income Taxes – The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required. The Funds recognize tax benefits of uncertain tax positions only where the position is more-likely-than-not to be sustained assuming examination by tax authorities.

Management has analyzed each Fund’s tax positions taken on all open tax years (tax years ended June 30, 2017. June 30, 2018 and June 30, 2019 for the Value Fund and Growth Fund and for the years ended September 30, 2017, September 30, 2018 and the period ended June 30, 2018 for the Market Neutral Fund) and expected to be taken as of and during the six month period ended December 31, 2019, and has concluded that the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six month period ended December 31, 2019, the Funds did not incur any interest or penalties. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware state.

Semi-Annual Report | December 31, 201947

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

c)Cash and Cash Equivalents – Cash is held with a financial institution. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each account holder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

d)Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains. There were no reclassifications made during the six month period ended December 31, 2019.

e)Short Sales – The Market Neutral Fund may make short sales of securities consistent with its strategies. A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline.

When the Market Neutral Fund makes a short sale, it must borrow the security sold short and deliver a security equal in value to the security sold short to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Market Neutral Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time that the Market Neutral Fund replaces the borrowed security, the Market Neutral Fund will incur a loss; conversely, if the price declines, the Market Neutral Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent that the Market Neutral Fund engages in short sales, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of segregated or “earmarked” assets that the Adviser determines to be liquid in accordance with procedures established by the Board and that is equal to the current market value of the securities sold short until the Market Neutral Fund replaces the borrowed security. A short sale is “against the box” to the extent that the Market Neutral Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short. The Market Neutral Fund may engage in short selling to the extent permitted by the federal securities laws and rules and interpretations thereunder. To the extent the Market Neutral Fund engages in short selling in foreign (non-U.S.) jurisdictions, the Market Neutral Fund will do so to the extent permitted by the laws and regulations of such jurisdiction.

g)Expenses – Expenses incurred by the Trust that do not relate to a specific Fund of the Trust may be allocated equally across the Funds, or to the individual Funds based on each Fund’s relative net assets or another basis (as determined by the Board), whichever method is deemed appropriate as stated in the Trust’s expense allocation policy. Expenses incurred specific to a particular Fund are allocated entirely to that Fund.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

h)Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)Other – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2. INVESTMENT VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing investments and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Semi-Annual Report | December 31, 201949

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Funds’ assets and liabilities measured at fair value as of December 31, 2019:

Categories(a)	Level 1	Level 2	Level 3	Total
Value Fund:
Assets:
Common Stocks(b)	$35,929,572	—	—	$35,929,572
Total Investments in Securities	$35,929,572	—	—	$35,929,572
Growth Fund:
Assets:
Common Stocks(b)	$50,314,454	—	—	$50,314,454
Total Investments in Securities	$50,314,454	—	—	$50,314,454
Market Neutral Fund:
Assets:
Common Stocks(b)	$93,676,237	—	—	$93,676,237
Short-Term Investment	1,469,640	—	—	1,469,640
Total Investments in Securities	95,145,877	—	—	95,145,877
Liabilities:
Common Stocks(b)	$83,627,506	—	—	$83,627,506
Total Securities Sold Short(b)	$83,627,506	—	—	$83,627,506

(a)As of and during the six month period ended December 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments and Schedule of Investments: Securities Sold Short.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the six month period ended December 31, 2019.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock during the six month period ended December 31, 2019 for the Funds were as follows:

Value Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	70,518	(12,027)	8,301	66,792
Value	$680,324	$(116,361)	$78,029	$641,992
Institutional Class Shares
Shares	471,406	(9,603)	202,722	664,525
Value	$4,435,828	$(93,353)	$1,903,561	$6,246,036

Growth Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	5,371	(35,827)	30,637	181
Value	$72,127	$(489,300)	$422,180	$5,007
Institutional Class Shares
Shares	165,393	(28,026)	127,070	264,437
Value	$ 2,181,529	$(386,906)	$1,754,836	$3,549,459

Market Neutral Fund:	Sold	Redeemed	Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	35,329	(334,130)	—	(298,801)
Value	$354,577	$(3,379,788)	$—	$(3,025,211)
Institutional Class Shares
Shares	621,649	(2,318,473)	—	(1,696,824)
Value	$6,338,191	$(23,872,447)	$—	$(17,534,256)

Semi-Annual Report | December 31, 201951

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

Transactions in shares of capital stock during the year ended June 30, 2019 for the Value Fund, the Growth Fund and for the Market Neutral Fund were as follows:

Value Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	100,444	(53,888)		8,729	55,285
Value	$991,420	$(466,314)		$70,793	$595,899
Institutional Class Shares
Shares	378,723	(1,139,973	)(a)	434,522	(326,728)
Value	$3,844,665	$(11,231,833	)(a)	$3,532,653	$(3,854,515)

Growth Fund:	Sold	Redeemed		Reinvested	Net Increase
Investor Class Shares
Shares	40,042	(81,460)		41,960	542
Value	$526,774	$(1,061,868)		$476,672	$(58,422)
Institutional Class Shares
Shares	1,025,355	(574,154)		132,934	584,135
Value	$13,153,465	$(7,808,033)		$1,514,121	$6,859,553

Market Neutral Fund:	Sold	Redeemed		Reinvested	Net Increase (Decrease)
Investor Class Shares
Shares	513,453	(638,747)		—	(125,294)
Value	$5,411,670	$(6,635,939)		$—	$(1,224,269)
Institutional Class Shares
Shares	4,908,075	(1,822,261)		—	3,085,814
Value	$52,079,929	$(19,124,262)		$—	$32,955,667

(a)Includes an in-kind redemption of 474,843 shares at a value of $5,042,833 paid on August 7, 2018, which represented 19.43% of the Value Fund’s net assets. A pro-rata portion of the Value Fund’s portfolio investments were transferred as payment of the in-kind redemption per procedures adopted by the Trust’s Board of Trustees.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

4. INVESTMENT TRANSACTIONS

For the six month period ended December 31, 2019 aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales (Long-Term)	In-Kind Redemption
Value Fund	$13,488,251	$6,408,640	$—
Growth Fund	43,054,234	41,158,627	—
Market Neutral Fund	54,239,968	80,516,394	—

There were no government securities purchased or sold during the year.

5. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of each Fund’s net assets as follows:

Fund	Management Fee Rate	Management Fees Accrued
Value Fund	0.65%	$80,478
Growth Fund	0.70%	168,172
Market Neutral Fund	1.40%	565,979

The Adviser has entered into an Expense Limitation Agreement (“Expense Agreements”) with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds’ annual operating expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Funds’ business) to not more than the following percentages of average daily net assets of each of the Funds through October 31, 2021:

Fund	Expense Limitation	Management Fees Waived	Expenses Reimbursed
Value Fund	0.85%	$80,478	$4,356
Growth Fund	0.90%	66,736	—
Market Neutral Fund	1.45%	167,463	—

Semi-Annual Report | December 31, 201953

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

Subject to approval by the Funds’ Board of Trustees, any waiver or reimbursement under the Expense Limitation Agreement is subject to repayment by the Funds within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the expense limitation in place at the time of the waiver.

At December 31, 2019, the cumulative unreimbursed amounts paid and/or waived by the Adviser on behalf of the Funds that may be recouped no later than the dates stated below are as follows:

Fund	June 30, 2020	June 30, 2021	June 30, 2022	June 30, 2023	Totals
Value Fund	$97,135	$158,243	$175,817	$84,834	$516,029
Growth Fund	61,862	99,798	117,193	66,736	345,589
Market Neutral Fund	—	62,226	322,356	167,463	552,045

The Funds have entered into an Investment Company Services Agreement (“Services Agreement”) with M3Sixty Administration, LLC (“M3Sixty”). Under the Services Agreement, M3Sixty is responsible for a wide variety of functions, including but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Funds’ portfolio securities; (d) pricing the Funds’ shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Funds’ legal compliance; (j) maintaining shareholder account records; and, (k) Chief Compliance Officer services.

For the six month period ended December 31, 2019 the Funds accrued fees pursuant to the Services Agreement as follows:

Fund	Services Agreement Fees Accrued
Value Fund	$55,212
Growth Fund	72,988
Market Neutral Fund	96,767

Certain officers and an Interested Trustee of the Trust are also employees or officers of M3Sixty.

The Funds have entered into a Distribution Agreement with ALPS Distributors, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Funds. The Distributor serves as underwriter/distributor of the Funds.

The Funds have adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class shares. Under the Plan, the Funds may use 12b-1 fees to compensate broker-dealers (including, without limitation, the Distributor) for sales of the Funds’ shares, or for other expenses associated with distributing the Funds’ shares. The Funds may expend up to 0.25% for Investor Class shares of a Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

For the six month period ended December 31, 2019 the Funds accrued 12b-1 expenses attributable to Investor Class shares as follows:

Fund	12b-1 Fees Accrued
Value Fund	$1,031
Growth Fund	12,378
Market Neutral Fund	20,649

6. SPECIAL CUSTODY AND PLEDGE AGREEMENT

The Value Fund may use borrowings for investment purposes. In determining when and to what extent to employ borrowing (i.e., leverage), the Adviser will consider factors such as the relative risks and returns expected from the portfolio as a whole and the costs of such transactions. These loans may be structured as secured or unsecured loans, and may have fixed or variable interest rates. The Value Fund may borrow an amount equal to as much as one-third of the value of its total assets (which includes the amount borrowed). The Value Fund will only engage in borrowing when the Adviser believes the return from the additional investments will be greater than the costs associated with the borrowing.

Effective May 7, 2018, the Value Fund entered into a Special Custody and Pledge Agreement (the “Pledge Agreement”) with BNP Paribas Securities Corp. and MUFG Union Bank, N.A. to facilitate extensions of credit. As of December 31, 2019, cash and portfolio securities valued at $35,997,389 were held in escrow by the custodian as collateral for extensions of credit made to the Fund. Borrowings under the Pledge Agreement bear interest at the bank’s prime rate plus 1.25%. The rate in effect at December 31, 2019 was 2.79%. For the six month period ended December 31, 2019, the average borrowings and interest rate under the Pledge Agreement were $8,182,056 and 3.16%, respectively. As of December 31, 2019, the amount due to the broker was $8,770,406 which consisted of a borrowing balance of $8,747,309, which represented 31.58% of the Value Fund’s total assets, and $23,097 of interest expense.

7. TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments and securities sold short at December 31, 2019 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$33,137,353	$4,184,972	$(1,392,753)	$2,792,219
Growth Fund	42,494,534	8,224,682	(404,762)	7,819,920
Market Neutral Fund	15,526,773	13,030,411	(17,038,813)	(4,008,402)

Semi-Annual Report | December 31, 201955

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales, tax classifications of certain investments and the tax treatment of the cost of securities received as in-kind subscriptions and distributed as in-kind redemptions.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. As of June 30, 2019, the Funds most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Fund	Deferred Post-October and Late Year Loss	Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation	Total Distributable Earnings
Value Fund	$—	$—	$97,621	$709,468	$1,688,997	$2,496,086
Growth Fund	—	—	223,361	515,620	5,386,707	6,125,688
Market Neutral Fund	(126,124)	—	—	—	(6,855,262)	(6,981,386)

As of June 30, 2019, the Funds had no capital loss carryforwards for federal income tax purposes available to offset future capital gains.

In accordance with GAAP, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present total distributable earnings and paid-in capital on a tax basis which is considered to be more informative to the shareholder. The reclassifications listed below are as a result of differing book/tax treatment of capital gains from sales of investments received from in-kind subscriptions, net operating loss, REIT adjustments and dividends on securities sold short. As of June 30, 2019, the Funds recorded reclassifications to increase (decrease) the capital accounts as follows:

Fund	Total Distributable Earnings	Paid-in Capital
Value Fund	$(320,217)	$320,217
Growth Fund	—	—
Market Neutral Fund	99,194	(99,194)

The tax character of distributions paid by the Funds during the six month period ended December 31, 2019 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$1,209,901	$771,689
Growth Fund	1,907,613	269,403
Market Neutral Fund	—	—

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Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

The tax character of distributions paid by the Funds during the year ended June 30, 2019 were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$2,740,586	$862,860
Growth Fund	840,860	1,149,933
Market Neutral Fund	—	—

8. NON-DIVERSIFIED FUNDS

The Value Fund and the Growth Fund are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds’ performance and the value of each shareholder’s investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

9. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of a fund’s voting interest creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2019, the Value Fund, Growth Fund and Market Neutral Fund had omnibus shareholder accounts which amounted to more than 25% of the total shares outstanding of each respective Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Funds.

10. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

11. SUBSEQUENT EVENTS

At a quarterly meeting held on January 22, 2020, the Adviser notified that Board of a pending transaction that would transfer the Adviser’s operations to another investment advisory firm, Quantitative Value Technologies, LLC (the “Transaction”). As part of the Transaction, Mr. Francisco Bido, a portfolio manager to the Growth Fund, joined a separate investment advisory firm: F/m Investments LLC (“FMI”) on February 1, 2020.

Semi-Annual Report | December 31, 201957

Cognios Funds

Notes to the Financial StatementsDecember 31, 2019 (Unaudited)

In anticipation of the Transaction, the Board unanimously approved an interim investment advisory agreement (the “Interim Advisory Agreement”) with FMI for the management of the Growth Fund; the Interim Advisory Agreement become effective on February 1, 2020, and will expire after 150 days. At a special meeting held on February 12, 2020 (the “Special Meeting”), the Board unanimously approved a new investment advisory agreement with FMI (the “FMI Advisory Agreement”), a name change to the F/m Investments Focused Fund, and to submit the FMI Advisory Agreement to shareholders of the Growth Fund for their approval. Under the Interim and FMI Advisory Agreements, there will be no change to the management fee, and FMI has contractually agreed to maintain the current expense limit through October 31, 2021. A special meeting of the shareholders to approve the FMI Advisory Agreement will be held in April 2020. The Transaction will not result in any change to the investment objective or principal investment strategy of the Growth Fund, and Mr. Bido will continue to manage the fund’s portfolio as he has since the Growth Fund’s inception. If the FMI Advisory Agreement is not approved by shareholders, FMI will continue to serve as the investment adviser of the Growth Fund under the terms of the Interim Advisory Agreement until the Board considers and approves an alternative arrangement or closes the Growth Fund.

In further anticipation of the Transaction, at the Special Meeting the Board unanimously approved a new investment advisory agreement with Quantitative Value Technologies, LLC (“QVT”) for the Market Neutral and Value Fund (the “QVT Advisory Agreement”). QVT is owned by Jonathan C. Angrist and Brian J. Machtley, portfolio managers of the Market Neutral and Value Funds and co-founders of the Adviser. Under the terms of the Transaction, the QVT will acquire the intellectual property rights to do business as “Cognios Capital.” Under the QVT Advisory Agreements, there will be no change to the management fee, and QVT has contractually agreed to maintain the current expense limit through October 31, 2021. A special meeting of the shareholders to approve the QVT Advisory Agreement will be held in April 2020. The Transaction will not result in any change to the investment objective or principal investment strategy of the Market Neutral and Value Funds, and Messrs. Angrist and Machtley will continue to manage the funds’ portfolio as they have done since the funds’ inceptions. If the QVT Advisory Agreement is not approved by shareholders or the Transaction is not completed, the Adviser will continue to serve as the investment adviser of the Market Neutral and Value Funds under the terms of the current investment advisory agreement until the Board considers and approves an alternative arrangement or closes the Market Neutral or Value Funds.

Management has evaluated the impact of all subsequent events of the Funds through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

58www.cogniosfunds.com

Cognios Funds

Additional InformationDecember 31, 2019 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling 1-888-553-4233; and on the Commission’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q will be available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. SHAREHOLDER TAX INFORMATION

The tax character of distributions paid by the Value Fund and the Growth Fund during the six month period ended December 31, 2019, were as follows.

Fund	Long-Term Capital Gains	Ordinary Income
Value Fund	$2,740,586	$862,860
Growth Fund	840,860	1,149,933

There were no distributions paid by the Market Neutral Fund during the six month period ended December 31, 2019.

Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

Semi-Annual Report | December 31, 201959

Cognios Funds

Trustees and OfficersDecember 31, 2019 (Unaudited)

The Trustees are responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Funds; and oversee activities of the Funds. The Statement of Additional Information of the Trust includes additional information about the Funds’ Trustees and is available upon request, without charge, by calling 888-553-4233.

Following are the Trustees and Officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Parkway, Suite 100, Fairway, KS 66205.

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Kelley J. Brennan - 1942	Trustee	Since 2015	Retired; Partner, PricewaterhouseCoopers LLP (an accounting firm)(1981–2002).	Three	None

Steven D. Poppen – 1968	Trustee	Since 2015	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1998–present).	Three	M3Sixty Funds Trust (3 portfolios) (2015 – present); FNEX Ventures (2018- present)

Tobias Caldwell - 1967	Trustee	Since 2016

Managing Member, Genovese Family Enterprises, LLC (family office) (1999-present); Managing Member, PTL Real Estate LLC (real estate/investment firm) (2000-present); Manager Member, Bear Properties, LLC (real estate firm) (2006-present).

Three

AlphaCentric Prime Meridian Income Fund (2018-present); Strategy Shares (2016-present) (3 funds); Mutual Fund & Variable Insurance Trust (2010-present) (13 funds); Mutual Fund Series Trust (2006-
present) (40 funds)

Interested Trustee*
Randall K. Linscott - 1971	Trustee and President	Since 2015

Chief Executive Officer, M3Sixty Administration, LLC (2013-present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Managing Member, M3Sixty Holdings, LLC (2011-present); Division Vice President, Boston Financial Data Services (2005-2011).

				Three	360 Funds (10 portfolios)

*The Interested Trustee is an Interested Trustee because he is an officer and employee of the Administrator.

60www.cogniosfunds.com

Cognios Funds

Trustees and OfficersDecember 31, 2019 (Unaudited)

Name and Age	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
András P. Teleki - 1971	Chief Compliance Officer and Secretary	Since 2016

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC, and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, 360 Funds (2015-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary, Monteagle Funds (2015-2016); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015-2016); Partner, K&L Gates (2001-2015).

				N/A	N/A

Larry E. Beaver, Jr. - 1969	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC

(2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-July 2019); Assistant Treasurer, 360 Funds (July 2017-Present); Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds (2007-July 2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				N/A	N/A

Brandon J. Byrd - 1981	Assistant Secretary and Anti-Money Laundering (“AML”) Officer Vice President	Since 2015 Since 2018

Chief Operating Officer, M3Sixty Administration LLC (2012-present); Chief Operations Officer, Matrix Capital Group, Inc. (2015-present); Assistant Secretary and Assistant Treasurer, WP Trust (2016-present); Assistant Secretary and AML Compliance Officer, 360 Funds (2013-present); Assistant Secretary and AML Compliance Officer, Monteagle Funds (2013-2016); Assistant Secretary and AML Compliance Officer, Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010-2012).

				N/A	N/A

John H. Lively - 1969	Assistant Secretary	Since 2017	Managing Partner, Practus, LLP (formerly, The Law Offices of John H. Lively & Associates, Inc.) (law firm) (2010-present).	N/A	N/A

Ted L. Akins - 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

Semi-Annual Report | December 31, 201961

Cognios Funds

Trustees and OfficersDecember 31, 2019 (Unaudited)

Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust. Each Trustee who is not an “interested person” (an “Independent Trustee”) receives a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee receives (i) an annual retainer fee of $5,000 each year (paid quarterly); (ii) a fee of $1,500 per Fund each year (paid quarterly); and (iii) $200 per Fund per Board or committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Kelley Brennan	$2,383	None	None	$7,150
Steve Poppen	2,383	None	None	7,150
Tobias Caldwell	2,383	None	None	7,150

Interested Trustees and Officers
Randall K. Linscott	None		Not Applicable	None

1Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers three (3) series of shares.

2Figures are for the six month period ended December 31, 2019.

62www.cogniosfunds.com

Cognios Funds

Board Approval of Renewal of Investment Advisory Agreement
for the Cognios Funds

At a meeting held on July 16, 2019, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement between the Trust and Cognios Capital, LLC (the “Adviser”) in regard to the Cognios Large Cap Value Fund (the “Value Fund”), the Cognios Large Cap Growth Fund (the “Growth Fund) and the Cognios Market Neutral Larege Cap Fund (the Market Neutral Fund,” collectively, the “Cognios Funds”) (the “Advisory Agreement”).

Counsel reviewed with the Board a memorandum from Counsel and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and the Adviser for the Cognios Funds. A copy of this memorandum was included in the Meeting Materials. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Cognios Funds; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Cognios Funds; (iv) the extent to which economies of scale would be realized if the Cognios Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Cognios Funds’ investors; and (v) the Adviser’s practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser’s presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to the Cognios Funds and their shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Cognios Funds from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the Cognios Funds’ management addressing the Adviser’s investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Cognios Funds and the Adviser; (vi) disclosure information contained in the registration statement of the Trust with respect to the Cognios Funds and the Form ADV of the Adviser; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Cognios Funds, information on investment advice, performance, summaries of Cognios Funds’ expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Cognios Funds; (iii) the anticipated effect of size on the Cognios Funds’ performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the Cognios Funds. The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

Semi-Annual Report | December 31, 201963

Cognios Funds

Board Approval of Renewal of Investment Advisory Agreement
for the Cognios Funds

(1)The nature, extent and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Advisory Agreement for each of the Cognios Funds. The Board reviewed the services to be provided by the Adviser to the Cognios Funds including, without limitation: the Adviser’s processes for formulating investment recommendations and assuring compliance with the Cognios Funds’ investment objectives and limitations; its coordination of services among the Cognios Funds’ service providers; and the anticipated efforts to promote the Cognios Funds, grow their assets, and assist in the distribution of their shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies and procedures. After reviewing the foregoing and further information provided by the Adviser, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser were satisfactory and adequate for the Cognios Funds.

(2)Investment Performance of the Cognios Funds and the Adviser.

In considering the investment performance of the Cognios Funds and the Adviser, the Trustees compared the short- and long-term performance of the Cognios Funds with the performance of its respective benchmark, comparable funds with similar objectives and size managed by other investment advisers, and comparable peer group indices (e.g., Morningstar category means and medians). The Trustees also considered the consistency of the Adviser’s management of the Cognios Funds with its respective investment objective and policies.

Regarding the Value Fund, the Board noted that it had outperformed the Large Value category mean and median for the year-to-date and one-year periods ended June 30, 2019. The Trustees also noted that the fund ranked in the top decile of its peers for the year ended June 30, 2019. The Board also considered recent performance for shorter periods. The Board further considered the performance of the Value Fund relative to its benchmark (the S&P 500 Total Return Index) and noted that the Value Fund had outperformed for the year-to-date and 1-year periods ended May 31, 2019.

Regarding the Growth Fund, the Board noted that it had underperformed its category mean and median for the year-to-date and 1-year periods ended June 30, 2019. The Board also considered recent performance for shorter periods. The Board also considered the performance of the Growth Fund relative to its standard benchmark (the Russell 1000 Total Return Index) and noted that the Growth Fund had outperformed for the year-to-date ended May 31, 2019.

Regarding the Market Neutral Fund, the Board noted that the Market Neutral Fund had underperformed the Market Neutral category mean and median for the year-to-date, one-year, and three-year periods, but the fund had outperformed the category for the five-year period, each ended June 30, 2019. The Trustees further noted that the fund’s five-year performance placed it in the top decile of its category. The Board also considered recent performance for shorter periods. The Board further considered the performance of the Market Neutral Fund relative to its benchmark (the S&P 500 Total Return Index) and noted that the Market Neutral Fund had underperformed for the year-to-date and 1-year periods ended May 31, 2019.

Based on the foregoing, the Board concluded that the investment performance information presented for the Cognios Funds was acceptable at this time although it noted that it was important for it to continue to closely monitor the performance.

64www.cogniosfunds.com

(3)The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Cognios Funds.

In considering the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Cognios Funds, the Trustees considered: the Adviser’s staffing, personnel, and methods of operating; the financial condition of the Adviser and the level of commitment by the Adviser and its principals; the expected asset levels of the Cognios Funds; and the projected overall expenses of the Cognios Funds. The Trustees considered financial statements of the Adviser and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of the Cognios Funds relative to their respective peer group and category.

The Trustees noted that the management fee for the Value Fund was slightly above the Large Value category mean and median, but well within the range for the category that was considered. The Trustees considered that the net expense ratio of the Value Fund’s Institutional Class was below the category average and median.

Next, The Trustees noted that the management fee for the Growth Fund was slightly above the category mean and median, but well within the range for the category that was considered. The Trustees considered that the net expense ratio for the Growth Fund’s Institutional Class was below the average and median for its category.

The Trustees then noted that the management fee for the Market Neutral Fund was above the category mean and median, but well within the range for the category that was considered. The Trustee noted that the net expense ratio for the Market Neutral Fund’s Institutional Class was above the average and median for its category. The Trustees then considered the Market Neutral Fund’s performance, which placed it in the top decile for the 5-year period ended June 30, 2019.

The Trustees also considered the fees that the Adviser charges on other accounts that have a similar strategy to the Cognios Funds, which were comparable to the management fee paid by the Cognios Funds. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Cognios Funds were fair and reasonable.

(4)The extent to which economies of scale would be realized as the Cognios Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Cognios Funds’ investors.

In this regard, the Board considered the Cognios Funds’ fee arrangements with the Adviser. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of the Cognios Funds would benefit from the expense limitation arrangement for such Funds. The Trustees noted that while a breakpoint schedule in an advisory agreement could be beneficial, such a feature to the fee schedule only had benefits if the particular fund’s assets were sufficient to realize the effect of the breakpoint. The Trustees noted that obtaining lower expenses for the shareholders of the Cognios Funds would be realized immediately with the expense limitation arrangements. The Trustees noted that the assurance that the expense limitation arrangements in place were of value to those Funds. The Trustees noted that the assets of the Cognios Funds were at such levels that the expense limitation arrangements currently were providing benefits to the respective Fund’s shareholders. The Trustees also noted that the Cognios Funds would benefit from economies of scale under its agreements with some of its service providers

Cognios Funds

Board Approval of Renewal of Investment Advisory Agreement
for the Cognios Funds

Semi-Annual Report | December 31, 201965

other than the Adviser as fees that were in place with those other service providers were either fixed or essentially semi-fixed, and the Board considered the Adviser’s efforts to work with M3Sixty to secure such arrangements for the Cognios Funds. Following further discussion of the Cognios Funds’ expected asset levels, expectations for growth and levels of fees, the Board determined that the Cognios Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of the Cognios Funds’ investors.

(5)Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the Cognios Funds; the basis of decisions to buy or sell securities for the Cognios Funds; and the substance and administration of the Adviser’s code of ethics. Based on the foregoing, the Board determined that the Adviser’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board other than the advisory fees received under the Advisory Agreement.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to the Cognios Funds was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to the Cognios Funds.

Cognios Funds

Board Approval of Renewal of Investment Advisory Agreement
for the Cognios Funds

M3SIXTY FUNDS TRUST

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Cognios Capital, LLC

11250 Tomahawk Creek Parkway

Leawood, KS 66211

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Pkwy

Suite 100

Fairway, KS 66205

DISTRIBUTOR

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

MUFG Union Bank®, N.A.

350 California Street

20th Floor

San Francisco, CA 94104

Must be accompanied or preceded by a prospectus.

The Cognios Funds are distributed by ALPS Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Included in semi-annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Funds are open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Funds are open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Funds are open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable as the Funds are open-end management investment companies.

(b)	Not applicable as the Funds are open-end management investment companies.

ITEM 13.	EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M3Sixty Funds Trust

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer
Date: March 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: March 9, 2020